Accumulated Other Comprehensive Income / (Loss) - Reclassifications out of AOCI (Table) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income / (Loss) [Abstract]
Gains and losses on cash flow hedges Interest rate contracts	$ 105,058	$ 374,843	$ 424,533
Total reclassifications for the period	$ 105,058	$ 374,843	$ 424,533
Affected Line Item in the Statement Where Net Income is Presented	Interest and finance costs	Interest and finance costs	Interest and finance costs